Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Current Assets Abstract
Other receivables, net	$ 48,320	$ 105,623
Interest receivable	42,263	6,619
Prepaid expenses	4,342	43,869
Total	$ 94,925	$ 156,111